Income taxes (Textuals) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency
Deferred Tax Assets (Liabilities), Net	$ (144)	$ (123)
Other Information Pertaining to Income Taxes	16
Deferred Tax Assets, Valuation Allowance	26	27
Deferred tax asset, insurance reserve discounting	11	(5)
Deferred Tax Assets, Operating Loss Carryforwards	248
Deferred Tax Assets, Tax Credit Carryforwards	62	66
Excess Tax Benefit from Share-based Compensation, Operating Activities	17	31	6
Unrecognized Tax Benefits	15	10
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	3	2
Deferred tax liabilities, investments	53	65
Deferred Tax Liabilities, Goodwill and Intangible Assets, Intangible Assets	275	283
change in net operating loss carryforward [Member]
Income Tax Contingency
Other Information Pertaining to Income Taxes	22
Tax credits [Member]
Income Tax Contingency
Other Information Pertaining to Income Taxes	12
Amortization of goodwill and intangible assets [Member]
Income Tax Contingency
Other Information Pertaining to Income Taxes	13
Securities Investment [Member]
Income Tax Contingency
Other Information Pertaining to Income Taxes	17
Valuation Allowance, Tax Credit Carryforward [Member]
Income Tax Contingency
Deferred Tax Assets, Valuation Allowance	3
Remy
Income Tax Contingency
Deferred Tax Assets, Tax Credit Carryforwards, General Business	16
Deferred Tax Assets, Valuation Allowance	7
Remy | General Business Tax Credit Carryforward [Member]
Income Tax Contingency
Deferred Tax Assets, Valuation Allowance	10
Remy | Valuation Allowance, Other Tax Carryforward [Member]
Income Tax Contingency
Deferred Tax Assets, Valuation Allowance	$ 5